Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [Abstract]
Disclosure of detailed information about intangible assets [Table Text Block]
	Intellectual Property	Software	Total
Cost
Balance at December 31, 2023	$4,366	$4,207	$8,573
Classified as held for sale (note 6)	(4,366)	-	(4,366)
Balance at December 31, 2024	$-	$4,207	$4,207
Balance at December 31, 2025	$-	$4,207	$4,207

	Intellectual Property	Software	Total
Accumulated Depreciation
Balance at December 31, 2023	$1,310	$1,110	$2,420
Depreciation	218	842	1,060
Classified as held for sale	$(1,528)	$-	$(1,528)
Balance at December 31, 2024	$-	$1,952	$1,952
Depreciation	-	841	841
Balance at December 31, 2025	$-	$2,793	$2,793
Net Book Value
At December 31, 2024	$-	$2,255	$2,255
At December 31, 2025	$-	$1,414	$1,414